ALLOWANCE (REVERSAL OF ALLOWANCE) OF LONG-TERM RECEIVABLE	12 Months Ended
Dec. 31, 2015
ALLOWANCE (REVERSAL OF ALLOWANCE) OF LONG-TERM RECEIVABLE

14. ALLOWANCE (REVERSAL OF ALLOWANCE) OF LONG-TERM RECEIVABLE

	December 31, 2013	December 31, 2014	December 31, 2015	December 31, 2015
	RMB	RMB	RMB	US$
				(Note 3)
Allowance (reversal of allowance) of receivables	17,927,763	(17,927,763)	—	—

Total	17,927,763	(17,927,763)	—	—

The Group prepaid RMB20.0 million to a supplier for purchasing computers and equipment in 2011. Due to game’s performance being much lower than expectations, the Group cancelled the purchase plan and requested for a refund on the prepayment from the supplier in 2013. However, the supplier did not have enough funds to return all prepayment which was deemed a strong indicator that recovery of the refund is doubtful. In February 2014, the Group agreed a repayment schedule with the supplier, under which the prepayment is required to be refunded in four installments during the next three years, and the first installment, which was RMB2.0 million, had been received on March, 2014. Due to the significant doubts as to the collectability of the remaining amount, management provided an allowance for the remaining prepayment receivable of RMB17.9 million as of December 31, 2013. The Company continued to negotiate with the supplier for the settlement of remaining receivables. In December 2014, the supplier promised to repay all the remaining RMB17.9 million before March 31, 2015. The Group revaluated the collectability of the receivables and determined the payments can be collected and therefore reversed the allowance of RMB17.9 million as of December 31, 2014. In March, 2015, the Group received payment of RMB17.9 million from the supplier.